Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000014130 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		The Merger Fund® VL (Class I/MERVX) at NAV
Account Value	[1]	$ 139,899.9438	$ 139,899.9438	$ 139,899.9438	$ 135,250.7573	$ 129,620.8978	$ 128,491.0291	$ 127,115.4758	$ 118,380.1741	$ 111,504.9866	$ 104,118.2042	$ 101,515.2491	$ 99,095.03431	$ 100,000
Average Annual Return, Percent	[1]	3.53%	3.40%	3.41%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 114,317.7376	$ 114,317.7376	$ 114,317.7376	112,906.1379	106,990.7906	122,992.2354	124,918.5435	116,196.1249	106,879.7385	106,867.5922	103,211.9946	100,549.9555	100,000
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
ICE BofA U S Treasury Bill 3 Month Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Treasury Bill 3 Month Index
Account Value		$ 119,141.7563	$ 119,141.7563	$ 119,141.7563	$ 113,197.2766	$ 107,791.5893	$ 106,245.1796	$ 106,192.9752	$ 105,489.3033	$ 103,137.3083	$ 101,239.5691	$ 100,380.308	$ 100,053.0469	$ 100,000
Average Annual Return, Percent		5.25%	2.46%	1.77%

[1]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.